Related Party Transactions (Details) - Schedule of amounts charged to us or reimbursed by us under these agreements - Affiliated Entity [Member] - Idealab [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Administrative services provided by Idealab	$ 1,334	$ 536
Reimbursement to Idealab for expenses incurred		281
Total Idealab transactions	$ 1,334	$ 817